Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-Dec-18	Distribution Date	15-Jan-19
Collection Period End	31-Dec-18	30/360 Days	30
Beg. of Interest Period	17-Dec-18	Actual/360 Days	29
End of Interest Period	15-Jan-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	1,082,386,039.29	1,039,357,339.02	0.6901277
Total Securities		1,506,036,234.59	1,082,386,039.29	1,039,357,339.02	0.6901277
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	212,609,882.83	186,792,662.67	0.5021308
Class A-2b Notes	2.665130%	248,000,000.00	141,739,921.87	124,528,441.76	0.5021308
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	25,817,220.16	324,230.07	69.4011295	0.8715862
Class A-2b Notes	17,211,480.11	304,302.90	69.4011295	1.2270278
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	43,028,700.27	1,445,066.30

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,884,715.99
Monthly Interest					6,302,135.78

Total Monthly Payments					21,186,851.77
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					757,900.35
Aggregate Sales Proceeds Advance					15,857,665.00

Total Advances					16,615,565.35
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					23,126,237.72
Excess Wear and Tear and Excess Mileage					169,238.24
Remaining Payoffs					0.00
Net Insurance Proceeds					1,303,715.50
Residual Value Surplus					579,069.40

Total Collections					62,980,677.98

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		14,285,238.86			1,001
Involuntary Repossession		251,502.00			20
Voluntary Repossession		320,020.00			23
Full Termination		1,633,985.00			128
Bankruptcty		42,425.00			3
Insurance Payoff			1,285,011.93		76
Customer Payoff				188,647.96	9
Grounding Dealer Payoff				3,619,978.75	202
Dealer Purchase				1,180,739.99	59

Total		16,533,170.86	1,285,011.93	4,989,366.70	1,521

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	61,445	1,313,940,837.34	7.00000%	1,082,386,039.29
Total Depreciation Received		(19,283,771.64)		(15,290,170.96)
Principal Amount of Gross Losses	(124)	(2,372,428.36)		(1,957,521.29)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,114)	(20,270,140.63)		(16,608,621.95)
Scheduled Terminations	(621)	(11,085,722.81)		(9,172,386.07)

Pool Balance - End of Period	59,586	1,260,928,773.90		1,039,357,339.02
Remaining Pool Balance
Lease Payment				220,148,957.50
Residual Value				819,208,381.52

Total				1,039,357,339.02

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	62,980,677.98
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	62,980,677.98
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	777,515.94
3. Reimbursement of Sales Proceeds Advance	10,102,943.12
4. Servicing Fee:
Servicing Fee Due	901,988.37
Servicing Fee Paid	901,988.37
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	11,782,447.43
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	324,230.07
Class A-2a Notes Monthly Interest Paid	324,230.07
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	304,302.90
Class A-2b Notes Monthly Interest Paid	304,302.90
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	632,083.33
Class A-3 Notes Monthly Interest Paid	632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,445,066.30
Total Note and Certificate Monthly Interest Paid	1,445,066.30
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	49,753,164.25
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	43,028,700.27
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	43,028,700.27
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,724,463.98

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,181.17
Required Reserve Account Amount			22,590,543.52
Beginning Reserve Account Balance			22,590,543.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			22,590,543.52
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,724,463.98
Gross Reserve Account Balance			29,315,007.50
Remaining Available Collections Released to Seller			6,724,463.98
Total Ending Reserve Account Balance			22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.41
Monthly Prepayment Speed			90%
Lifetime Prepayment Speed			69%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,978,742.67
Securitization Value of Defaulted Receivables and Casualty Receivables		1,957,521.29	124
Aggregate Defaulted and Casualty Gain (Loss)		21,221.38
Pool Balance at Beginning of Collection Period		1,082,386,039.29
Net Loss Ratio
Current Collection Period		0.0020%
Preceding Collection Period		0.0182%
Second Preceding Collection Period		-0.0423%
Third Preceding Collection Period		-0.0096%
Cumulative Net Losses for all Periods		0.1010%	1,521,679.33

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.81%	8,744,053.68	539
61-90 Days Delinquent	0.15%	1,671,141.93	108
91-120 Days Delinquent	0.06%	637,388.82	36
More than 120 Days	0.01%	88,276.97	5

Total Delinquent Receivables:	1.02%	11,140,861.40	688

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.22%	0.24%
Preceding Collection Period		0.22%	0.23%
Second Preceding Collection Period		0.22%	0.24%
Third Preceding Collection Period		0.27%	0.30%
60 Day Delinquent Receivables		2,598,173.29
Delinquency Percentage		0.24%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		15,919,223.86	1,129
Securitization Value		16,475,538.90	1,129

Aggregate Residual Value Surplus (Loss)		(556,315.04)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		83,245,668.88	5,712
Cumulative Securitization Value		87,730,106.32	5,712

Cumulative Residual Value Surplus (Loss)		(4,484,437.44)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,950,899.65
Reimbursement of Outstanding Advance			10,102,943.12
Additional Advances for current period			15,857,665.00

Ending Balance of Residual Advance			20,705,621.53

Beginning Balance of Payment Advance			2,231,908.31
Reimbursement of Outstanding Payment Advance			777,515.94
Additional Payment Advances for current period			757,900.35

Ending Balance of Payment Advance			2,212,292.72

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO